Net Debt (Tables)	6 Months Ended
Jun. 30, 2024
Net Debt.
Schedule of Net Debt

	At 1 Jan	Cash		Non-cash	Exchange	At 30 Jun
	2024	flow	Acquisitions	& other	movements	2024
	$m	$m	$m	$m	$m	$m
Non-current instalments of loans	(22,365)	(4,973)	(3)	(2)	118	(27,225)
Non-current instalments of leases	(857)	-	(12)	(97)	17	(949)
Total long-term debt	(23,222)	(4,973)	(15)	(99)	135	(28,174)
Current instalments of loans	(4,614)	2,583	(9)	(5)	27	(2,018)
Current instalments of leases	(271)	174	(6)	(197)	8	(292)
Commercial paper	-	(2,453)	-	-	-	(2,453)
Collateral received from derivative counterparties	(215)	13	-	-	-	(202)
Other short-term borrowings excluding overdrafts	(97)	(63)	-	-	5	(155)
Overdrafts	(203)	(35)	-	-	(1)	(239)
Total current debt	(5,400)	219	(15)	(202)	39	(5,359)
Gross borrowings	(28,622)	(4,754)	(30)	(301)	174	(33,533)
Net derivative financial instruments	150	65	-	(82)	-	133
Net borrowings	(28,472)	(4,689)	(30)	(383)	174	(33,400)
Cash and cash equivalents	5,840	885	242	-	(51)	6,916
Other investments - current	122	(42)	87	-	(7)	160
Cash and investments	5,962	843	329	-	(58)	7,076
Net debt	(22,510)	(3,846)	299	(383)	116	(26,324)